Loans (Aging Of Recorded Investment In Past Due Loans By Class Of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	$ 529	$ 1,183
60 - 89 Days Past Due	279	187
Greater than 90 Days Past Due	1,711	1,815
Total Past Due	2,519	3,185
Loans Not Past Due	210,351	155,095
Nonaccrual Loans Not > 90 Days Past Due	4,027	4,541
Commercial Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
60 - 89 Days Past Due		65
Greater than 90 Days Past Due	121	121
Total Past Due	121	186
Loans Not Past Due	37,405	25,222
Nonaccrual Loans Not > 90 Days Past Due	442	593
Single-family residential [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	352	1,105
60 - 89 Days Past Due	268	122
Greater than 90 Days Past Due	247	74
Total Past Due	867	1,301
Loans Not Past Due	31,352	41,757
Nonaccrual Loans Not > 90 Days Past Due	232	39
Multi-family residential [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	32,197	21,576
Nonaccrual Loans Not > 90 Days Past Due	1,701	2,082
Non-owner occupied [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due		40
Greater than 90 Days Past Due	923	1,611
Total Past Due	923	1,651
Loans Not Past Due	42,199	28,299
Nonaccrual Loans Not > 90 Days Past Due	530	583
Owner occupied [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	35,202	19,774
Nonaccrual Loans Not > 90 Days Past Due	1,070	1,244
Land [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Greater than 90 Days Past Due	420
Total Past Due	420
Loans Not Past Due	5,008	4,568
Originated for portfolio [Member] | Home equity lines of credit [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	52	20
Total Past Due	52	20
Loans Not Past Due	12,930	10,699
Nonaccrual Loans Not > 90 Days Past Due	52
Purchased for portfolio [Member] | Home equity lines of credit [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	123
Greater than 90 Days Past Due		9
Total Past Due	123	9
Loans Not Past Due	1,746	2,235
Construction Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	11,465	14
Other consumer [Member] | Home equity lines of credit [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	2	18
60 - 89 Days Past Due	11
Total Past Due	13	18
Loans Not Past Due	$ 847	$ 951